INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The following table presents the components of the six months ended June 30, 2024 and 2023 provision for income taxes:

	June 30,
	2024	2023
	(in thousands)
Current	$1,812	$522
Deferred	(116)	124
Total income tax expense	$1,696	$646